Contingent Payment Obligations (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Contingent Payment Obligations (Textual)
Non-cancellable purchase commitments	$ 117,745
Milestone payments	$ 0	$ 0